INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)		12 Months Ended
	Feb. 03, 2022	Nov. 30, 2023	Nov. 30, 2022	Nov. 08, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of IPO			$ 84,525,000
Share price, per share		$ 10.10
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, per share		$ 11.50		$ 12.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of IPO	$ 86,250,000
Number of share issued	8,625,000
IPO [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of IPO	$ 11,250,000
Number of share issued	1,125,000
Share price, per share	$ 10.00
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues	7,500,000
Sale of stock, per share	$ 10.00
Proceeds from issuance of IPO	$ 75,000,000